Federated Hermes MDT Balanced Fund
Portfolio of Investments
October 31, 2023 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—55.6%
		Communication Services—4.5%
21,207	[1]	Alphabet, Inc., Class A	$ 2,631,365
83,798	[1]	Altice USA, Inc.	242,176
19,336	[1]	CarGurus, Inc.	333,159
21,112	[1]	Cars.com, Inc.	321,536
2,819		Comcast Corp., Class A	116,397
529		Electronic Arts, Inc.	65,485
2,733	[1]	Match Group, Inc.	94,562
6,864	[1]	Meta Platforms, Inc.	2,067,917
138	[1]	Netflix, Inc.	56,813
11,599	[1]	Spotify Technology SA	1,911,051
27,789	[1]	ZoomInfo Technologies, Inc.	360,145
		TOTAL	8,200,606
		Consumer Discretionary—6.1%
30,239		Advance Auto Parts, Inc.	1,573,335
9,213	[1]	Airbnb, Inc.	1,089,806
11,132	[1]	Amazon.com, Inc.	1,481,558
171	[1]	AutoZone, Inc.	423,589
5,301	[1]	Bright Horizons Family Solutions, Inc.	392,592
2,961	[1]	DoorDash, Inc.	221,927
5,475		eBay, Inc.	214,784
12,330	[1]	Expedia Group, Inc.	1,174,926
22,641		Ford Motor Co.	220,750
52,227		Gap (The), Inc.	668,506
2,813		Genuine Parts Co.	362,483
15,297	[1]	Goodyear Tire & Rubber Co.	182,034
407		McDonald’s Corp.	106,703
644		Murphy USA, Inc.	233,572
480	[1]	O’Reilly Automotive, Inc.	446,611
14,295		PVH Corp.	1,062,833
7,061	[1]	Royal Caribbean Cruises, Ltd.	598,279
1,099	[1]	Ulta Beauty, Inc.	419,060
12,680	[1]	Under Armour, Inc., Class A	86,858
878		Wingstop, Inc.	160,472
971		Yum! Brands, Inc.	117,355
		TOTAL	11,238,033
		Consumer Staples—3.8%
11,638		Albertsons Cos., Inc.	252,545
2,255		Archer-Daniels-Midland Co.	161,390
271		Coca-Cola Bottling Co.	172,467
1,659		Colgate-Palmolive Co.	124,624
228		Costco Wholesale Corp.	125,956
20,502	[1]	Hain Celestial Group, Inc.	226,547
5,547		Hershey Foods Corp.	1,039,231
35,676		Kroger Co.	1,618,620
2,493		Lamb Weston Holdings, Inc.	223,871

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
13,059		PepsiCo, Inc.	$ 2,132,274
4,376		Procter & Gamble Co.	656,531
1,180		WalMart, Inc.	192,824
		TOTAL	6,926,880
		Energy—2.3%
3,857		Civitas Resources, Inc.	290,934
2,715		Devon Energy Corp.	126,438
21,158		Marathon Oil Corp.	577,825
16,406		Marathon Petroleum Corp.	2,481,407
634		Valero Energy Corp.	80,518
7,194	[1]	Weatherford International PLC	669,689
		TOTAL	4,226,811
		Financials—6.5%
4,561		Ameriprise Financial, Inc.	1,434,754
5,526		Apollo Global Management, Inc.	427,933
23,433		Bank of New York Mellon Corp.	995,903
252	[1]	Berkshire Hathaway, Inc., Class B	86,015
1,512		Cboe Global Markets, Inc.	247,802
776		Chubb Ltd.	166,545
2,762		Corebridge Financial, Inc.	55,240
16,518		Fidelity National Information Services, Inc.	811,199
9,581	[1]	Green Dot Corp.	107,116
15,952		Huntington Bancshares, Inc.	153,937
9,784		Interactive Brokers Group, Inc., Class A	783,405
2,882		Jackson Financial, Inc.	105,798
1,297		JPMorgan Chase & Co.	180,361
1,091		Marsh & McLennan Cos., Inc.	206,908
641		Mastercard, Inc.	241,240
367		MSCI, Inc., Class A	173,059
8,618		Northern Trust Corp.	568,012
26,932	[1]	PayPal Holdings, Inc.	1,395,078
16,237		Prudential Financial, Inc.	1,484,711
3,660		State Street Corp.	236,546
8,587		The Travelers Cos., Inc.	1,437,807
12,645		Virtu Financial, Inc.	233,806
221		Visa, Inc., Class A	51,957
31,056		Western Union Co.	350,622
		TOTAL	11,935,754
		Health Care—7.4%
12,338		AbbVie, Inc.	1,741,879
1,029	[1]	Align Technology, Inc.	189,943
7,913	[1]	AnaptysBio, Inc.	129,061
1,825		Baxter International, Inc.	59,185
1,842	[1]	Biogen, Inc.	437,549
4,372		Bristol-Myers Squibb Co.	225,289
12,949	[1]	Centene Corp.	893,222
15,524	[1]	Community Health Systems, Inc.	33,221
3,717		CVS Health Corp.	256,510
2,423		Dentsply Sirona, Inc.	73,683
51,357	[1]	Elanco Animal Health, Inc.	452,455

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
784		Elevance Health, Inc.	$ 352,871
1,870		Eli Lilly & Co.	1,035,849
4,291	[1]	GE HealthCare Technologies, Inc.	285,652
16,697		Gilead Sciences, Inc.	1,311,382
2,468		Humana, Inc.	1,292,467
10,573	[1]	Incyte Genomics, Inc.	570,202
9,300		Johnson & Johnson	1,379,562
851		McKesson Corp.	387,511
10,431		Merck & Co., Inc.	1,071,264
407	[1]	Molina Healthcare, Inc.	135,511
6,587	[1]	Myriad Genetics, Inc.	102,626
6,280	[1]	Nevro Corp.	90,620
7,540	[1]	Omnicell, Inc.	267,972
19,132	[1]	Teladoc Health, Inc.	316,443
724		Teleflex, Inc.	133,759
337		The Cigna Group	104,200
807	[1]	Vertex Pharmaceuticals, Inc.	292,223
		TOTAL	13,622,111
		Industrials—5.5%
4,048		3M Co.	368,166
1,710		AGCO Corp.	196,069
1,571		Allegion PLC	154,524
6,772		Allison Transmission Holdings, Inc.	341,444
5,504		Booz Allen Hamilton Holding Corp.	660,095
2,121	[1]	Builders Firstsource, Inc.	230,171
2,601		Caterpillar, Inc.	587,956
1,257		L3Harris Technologies, Inc.	225,518
2,095		Lennox International, Inc.	776,281
343		Lockheed Martin Corp.	155,941
1,342		Manpower, Inc.	93,900
2,489		Otis Worldwide Corp.	192,176
9,954		Paychex, Inc.	1,105,392
5,915		Pentair PLC	343,780
17,484		Pitney Bowes, Inc.	56,473
592		Rockwell Automation, Inc.	155,583
984		Ryder System, Inc.	95,979
6,476	[1]	SPX Technologies, Inc.	518,857
2,168		Trane Technologies PLC	412,592
3,184		TransUnion	139,714
12,099	[1]	Uber Technologies, Inc.	523,645
11,178	[1]	United Airlines Holdings, Inc.	391,342
259	[1]	United Rentals, Inc.	105,224
6,890		Verisk Analytics, Inc.	1,566,510
1,443	[1]	Willscot Corp.	56,869
7,809	[1]	XPO, Inc.	592,000
		TOTAL	10,046,201
		Information Technology—13.6%
252	[1]	Adobe, Inc.	134,079
21,293		Apple, Inc.	3,636,206
2,550	[1]	Arista Networks, Inc.	510,943

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
2,290	[1]	Box, Inc.	$ 56,929
1,931	[1]	Braze, Inc.	82,222
2,160		Broadcom, Inc.	1,817,359
3,897	[1]	Cadence Design Systems, Inc.	934,695
3,677	[1]	Cerence, Inc.	56,295
4,701	[1]	Cirrus Logic, Inc.	314,638
17,337		Cisco Systems, Inc.	903,778
2,931	[1]	Commvault Systems, Inc.	191,541
4,264	[1]	Confluent, Inc.	123,272
5,370	[1]	Crowdstrike Holdings, Inc.	949,255
13,280		Dell Technologies, Inc.	888,565
14,042	[1]	DXC Technology Co.	283,227
11,368	[1]	Enphase Energy, Inc.	904,665
945	[1]	F5, Inc.	143,253
14,151		Hewlett Packard Enterprise Co.	217,642
866	[1]	HubSpot, Inc.	366,985
12,243		Microsoft Corp.	4,139,481
1,386	[1]	MongoDB, Inc.	477,602
9,967	[1]	Nutanix, Inc.	360,706
4,222		NVIDIA Corp.	1,721,732
742	[1]	Palo Alto Networks, Inc.	180,321
18,478		Pegasystems, Inc.	789,750
18,409	[1]	Pure Storage, Inc.	622,408
5,436	[1]	Salesforce, Inc.	1,091,712
2,162	[1]	ServiceNow, Inc.	1,257,960
4,307		Skyworks Solutions, Inc.	373,589
523	[1]	Synopsys, Inc.	245,517
7,238		Vishay Intertechnology, Inc.	160,973
1,978	[1]	Workday, Inc.	418,762
9,197		Xerox Holdings Corp.	118,089
7,974	[1]	Zoom Video Communications, Inc.	478,281
		TOTAL	24,952,432
		Materials—1.6%
6,207		Albemarle Corp.	786,924
2,792	[1]	Berry Global Group, Inc.	153,560
254		Linde PLC	97,069
29,644		Newmont Corp.	1,110,761
1,951		Nucor Corp.	288,338
453		Sherwin-Williams Co.	107,909
2,236		Steel Dynamics, Inc.	238,156
4,433		United States Steel Corp.	150,234
		TOTAL	2,932,951
		Real Estate—3.0%
14,600		American Homes 4 Rent	478,004
1,300		Avalonbay Communities, Inc.	215,462
2,000		Boston Properties, Inc.	107,140
6,500		Brixmor Property Group, Inc.	135,135
2,700		Digital Realty Trust, Inc.	335,772
2,750		EastGroup Properties, Inc.	448,938
7,700		EPR PPTYS	328,790

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate—continued
700		Equinix, Inc.	$ 510,748
1,600		Equity Residential Properties Trust	88,528
11,400		Invitation Homes, Inc.	338,466
14,000		Kite Realty Group Trust	298,480
3,800		ProLogis, Inc.	382,850
3,500		Rexford Industrial Realty, Inc.	151,340
3,900		Ryman Hospitality Properties, Inc.	333,840
2,000		Simon Property Group, Inc.	219,780
1,000		Sun Communities, Inc.	111,240
2,500		UDR, Inc.	79,525
12,900		VICI Properties, Inc.	359,910
7,300		Welltower, Inc.	610,353
		TOTAL	5,534,301
		Utilities—1.3%
9,297		Constellation Energy Corp.	1,049,817
8,546		Exelon Corp.	332,781
32,690		Vistra Corp.	1,069,617
		TOTAL	2,452,215
		TOTAL COMMON STOCKS (IDENTIFIED COST $95,079,926)	102,068,295
		CORPORATE BONDS—10.5%
		Basic Industry - Chemicals—0.0%
$ 10,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	8,948
		Basic Industry - Metals & Mining—0.1%
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	181,920
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	12,990
		TOTAL	194,910
		Capital Goods - Aerospace & Defense—0.6%
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	115,681
275,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	270,242
110,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	106,496
300,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	225,749
170,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	162,978
15,000		Spirit AeroSystems, Inc., Sr. Unsecd. Note, 4.600%, 6/15/2028	11,882
40,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 7.361% (CME Term SOFR 3 Month +1.996%), 2/15/2042	31,285
50,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	47,881
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	49,716
		TOTAL	1,021,910
		Capital Goods - Building Materials—0.1%
200,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	194,526
		Capital Goods - Construction Machinery—0.2%
205,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	183,844
255,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	239,755
		TOTAL	423,599
		Capital Goods - Diversified Manufacturing—0.1%
60,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	51,464
175,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	135,716
		TOTAL	187,180
		Communications - Cable & Satellite—0.2%
300,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.250%, 1/15/2029	243,012

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$ 145,000	Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	$ 79,307
15,000	Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	11,644
10,000	Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	8,513
	TOTAL	342,476
	Communications - Media & Entertainment—0.0%
30,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	26,188
	Communications - Telecom Wireless—0.4%
150,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.700%, 6/15/2026	141,052
350,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	311,113
300,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	271,222
	TOTAL	723,387
	Communications - Telecom Wirelines—0.2%
12,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 9/15/2053	7,072
300,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	184,780
11,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2059	6,369
5,000	AT&T, Inc., Sr. Unsecd. Note, 4.500%, 5/15/2035	4,171
150,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	118,417
90,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	75,530
	TOTAL	396,339
	Consumer Cyclical - Automotive—0.2%
175,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 1/12/2032	133,146
10,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	9,890
175,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	165,472
10,000	Mercedes-Benz Finance NA LLC, Co. Guarantee, 8.500%, 1/18/2031	11,567
	TOTAL	320,075
	Consumer Cyclical - Retailers—0.3%
170,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	148,985
250,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	240,920
250,000	WalMart, Inc., Sr. Unsecd. Note, 4.500%, 4/15/2053	203,154
	TOTAL	593,059
	Consumer Cyclical - Services—0.1%
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.800%, 12/5/2024	122,853
15,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	12,427
10,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	8,454
70,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	66,813
15,000	Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	13,082
	TOTAL	223,629
	Consumer Non-Cyclical - Food/Beverage—0.5%
30,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	26,417
300,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.900%, 5/1/2033	271,095
300,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	278,395
270,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	248,934
15,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	12,405
	TOTAL	837,246
	Consumer Non-Cyclical - Health Care—0.2%
15,000	CVS Health Corp., Sr. Unsecd. Note, 4.100%, 3/25/2025	14,686
105,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 6.377%, 11/22/2052	101,799
300,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	273,829
	TOTAL	390,314

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—0.2%
$ 500,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	$ 375,531
15,000	Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	11,274
10,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	7,947
15,000	Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	12,283
	TOTAL	407,035
	Consumer Non-Cyclical - Tobacco—0.2%
450,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	430,213
	Energy - Independent—0.1%
125,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	107,344
20,000	EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	18,422
125,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	119,066
	TOTAL	244,832
	Energy - Integrated—0.5%
135,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	127,473
300,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	278,640
170,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.893%, 9/11/2033	155,692
5,000	ConocoPhillips Co., Sr. Unsecd. Note, 4.025%, 3/15/2062	3,375
270,000	Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	261,255
	TOTAL	826,435
	Energy - Midstream—0.4%
125,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	99,149
115,000	Energy Transfer LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	111,822
75,000	Energy Transfer LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	74,741
20,000	Energy Transfer LP, Sr. Unsecd. Note, 5.500%, 6/1/2027	19,514
10,000	Energy Transfer LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	8,648
170,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 2/15/2027	160,968
20,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	19,850
40,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	37,578
5,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	3,899
190,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	183,191
70,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	58,060
	TOTAL	777,420
	Energy - Refining—0.0%
15,000	HF Sinclair Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	14,796
15,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	10,700
10,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	9,499
15,000	Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	14,049
	TOTAL	49,044
	Financial Institution - Banking—2.2%
350,000	Bank of America Corp., Sr. Unsecd. Note, 5.288%, 4/25/2034	316,253
300,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 4/19/2026	283,268
200,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	193,359
15,000	Bank of America Corp., Sub. Note, Series MTN, 4.200%, 8/26/2024	14,760
15,000	Bank of America Corp., Sub., Series MTN, 4.450%, 3/3/2026	14,368
20,000	Bank of New York Mellon, N.A., Sr. Unsecd. Note, 3.400%, 5/15/2024	19,732
165,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	127,092
250,000	Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	240,620
170,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	159,971
300,000	Citigroup, Inc., Sr. Unsecd. Note, 3.785%, 3/17/2033	243,643
370,000	Citigroup, Inc., Sr. Unsecd. Note, 5.610%, 9/29/2026	365,384

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 15,000		Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	$ 13,862
30,000		Comerica, Inc., 3.800%, 7/22/2026	27,194
75,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	74,468
250,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	240,134
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/1/2041	145,303
10,000	[3]	JPMorgan Chase & Co., Jr. Sub. Deb., Series X, 6.100%, 10/1/2024	9,870
25,000	[3]	JPMorgan Chase & Co., Jr. Sub. Note, Series FF, 5.000%, 8/1/2024	24,209
15,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	11,484
100,000		Morgan Stanley, Sr. Unsecd. Note, 2.943%, 1/21/2033	76,770
180,000		Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	162,249
15,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	14,522
240,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	229,871
300,000		State Street Corp., Sr. Unsecd. Note, 5.159%, 5/18/2034	271,431
10,000		State Street Corp., Sub. Deb., 3.031%, 11/1/2034	8,263
300,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	273,034
300,000		US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	276,451
250,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	177,713
10,000		Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	9,446
10,000		Westpac Banking Corp., Sub., Series GMTN, 4.322%, 11/23/2031	9,232
		TOTAL	4,033,956
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
80,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	76,481
70,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	64,543
		TOTAL	141,024
		Financial Institution - Finance Companies—0.2%
150,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	149,538
220,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	215,082
		TOTAL	364,620
		Financial Institution - Insurance - Health—0.1%
300,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2052	240,388
		Financial Institution - Insurance - Life—0.3%
400,000		AIA Group Ltd., Sub., 144A, 3.200%, 9/16/2040	258,604
15,000		MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	14,090
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	12,640
250,000		MetLife, Inc., Sr. Unsecd. Note, 3.600%, 4/10/2024	247,467
15,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	14,952
50,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	46,422
		TOTAL	594,175
		Financial Institution - Insurance - P&C—0.0%
10,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	7,666
55,000		Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	37,046
		TOTAL	44,712
		Financial Institution - REIT - Apartment—0.1%
200,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	141,552
70,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	64,752
		TOTAL	206,304
		Financial Institution - REIT - Healthcare—0.1%
185,000		Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	167,158
		Financial Institution - REIT - Office—0.0%
70,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	64,224

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Other—0.1%
$ 75,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	$ 74,428
	Financial Institution - REITs—0.0%
60,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	49,649
	Midstream—0.0%
10,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	9,312
	Technology—0.7%
10,000	Apple, Inc., Sr. Unsecd. Note, 3.850%, 5/4/2043	7,740
70,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	44,670
220,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.150%, 4/15/2032	186,215
20,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	16,349
240,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	240,362
110,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	96,529
265,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	257,146
7,000	Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	4,325
8,000	Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	6,528
500,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	495,530
	TOTAL	1,355,394
	Technology Services—0.0%
5,000	Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	4,198
	Transportation - Airlines—0.1%
30,000	Delta Air Lines, Inc., Sr. Unsecd. Note, 2.900%, 10/28/2024	28,830
110,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	108,508
	TOTAL	137,338
	Transportation - Railroads—0.1%
225,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.125%, 6/1/2026	211,109
	Transportation - Services—0.2%
15,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	13,505
20,000	FedEx Corp., Sr. Unsecd. Note, 3.900%, 2/1/2035	16,137
210,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	202,317
125,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	122,080
	TOTAL	354,039
	Utility - Electric—1.2%
200,000	Alabama Power Co., Sr. Unsecd. Note, 3.000%, 3/15/2052	112,976
90,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	79,695
70,000	Electricite de France SA, Note, 144A, 5.600%, 1/27/2040	60,662
300,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	278,673
140,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	97,971
170,000	EverSource Energy, Sr. Unsecd. Note, 3.350%, 3/15/2026	160,199
200,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	189,689
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	104,374
25,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTNC, 8.000%, 3/1/2032	27,661
250,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	233,860
175,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	163,630
250,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 5.450%, 4/1/2053	213,360
300,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 1.800%, 10/15/2030	224,592
170,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	165,949
	TOTAL	2,113,291
	Utility - Natural Gas—0.3%
445,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	436,612

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$ 5,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	$ 4,667
		TOTAL	441,279
		Utility - Other—0.1%
125,000		National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	122,110
		TOTAL CORPORATE BONDS (IDENTIFIED COST $21,785,626)	19,347,473
		U.S. TREASURIES—5.0%
		U.S. Treasury Bond—1.9%
1,200,000	[4]	United States Treasury Bond, 2.000%, 8/15/2051	648,375
780,000		United States Treasury Bond, 2.250%, 2/15/2052	448,866
125,000		United States Treasury Bond, 3.000%, 8/15/2052	85,770
50,000		United States Treasury Bond, 3.250%, 5/15/2042	38,055
225,000		United States Treasury Bond, 3.375%, 8/15/2042	173,988
400,000		United States Treasury Bond, 3.625%, 5/15/2053	311,896
2,075,000		United States Treasury Bond, 4.125%, 8/15/2053	1,775,420
		TOTAL	3,482,370
		U.S. Treasury Note—3.1%
250,000		United States Treasury Note, 1.250%, 12/31/2026	223,797
250,000		United States Treasury Note, 1.875%, 2/28/2027	227,084
800,000		United States Treasury Note, 2.375%, 3/31/2029	704,481
275,000		United States Treasury Note, 2.500%, 3/31/2027	254,717
400,000		United States Treasury Note, 2.750%, 7/31/2027	371,040
500,000		United States Treasury Note, 2.750%, 5/31/2029	447,690
850,000		United States Treasury Note, 2.875%, 4/30/2029	767,394
550,000		United States Treasury Note, 3.125%, 8/31/2029	500,214
175,000		United States Treasury Note, 3.875%, 8/15/2033	161,055
100,000		United States Treasury Note, 4.000%, 2/28/2030	94,976
600,000		United States Treasury Note, 4.000%, 7/31/2030	568,473
600,000		United States Treasury Note, 4.125%, 9/30/2027	584,076
820,000		United States Treasury Note, 4.125%, 7/31/2028	795,429
		TOTAL	5,700,426
		TOTAL U.S. TREASURIES (IDENTIFIED COST $10,732,805)	9,182,796
		ASSET-BACKED SECURITIES—2.8%
		Auto Receivables—1.2%
300,000		Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class SUB, 5.920%, 2/15/2036	292,988
100,000		Navistar Financial Dealer Note Master Trust 2023-1, Class A, 6.180%, 8/25/2028	99,702
216,346		Santander Bank Auto Credit-Linked Notes 2022-B, Class D, 6.793%, 8/16/2032	213,526
300,000		Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	293,719
250,000		Santander Drive Auto Receivables Trust 2023-3, Class C, 5.770%, 11/15/2030	246,694
225,000		SFS Auto Receivables Securitization Trust 2023-1A, Class C, 5.970%, 2/20/2031	219,873
250,000		Tesla Auto Lease Trust 2023-A, Class B, 6.410%, 7/20/2027	249,290
250,000		Toyota Auto Loan Extended Note 2023-1A, Class A, 4.930%, 6/25/2036	240,642
308,764		Toyota Auto Receivables Owner Trust 2020-B, Class A4, 1.660%, 9/15/2025	305,481
90,000		World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	83,414
		TOTAL	2,245,329
		Credit Card—0.4%
345,000		First National Master Note Trust 2023-1, Class A, 5.130%, 4/15/2029	337,813
400,000		Master Credit Card Trust 2022-2A, Class C, 2.730%, 7/21/2028	349,927
		TOTAL	687,740

Shares or Principal Amount		Value
	ASSET-BACKED SECURITIES—continued
	Equipment Lease—0.8%
$ 200,000	Dell Equipment Finance Trust 2023-2, Class C, 6.060%, 1/22/2029	$ 197,687
200,000	DLLMT LLC 2023-1A, Class A4, 5.350%, 3/20/2031	196,216
500,000	HPEFS Equipment Trust 2022-1A, Class C, 1.960%, 5/21/2029	480,110
300,000	Kubota Credit Owner Trust 2023-2A, Class A4, 5.230%, 6/15/2028	294,799
300,000	MMAF Equipment Finance LLC 2023-A, Class A4, 5.500%, 12/13/2038	295,092
	TOTAL	1,463,904
	Other—0.3%
450,000	PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	444,373
225,000	PFS Financing Corp. 2023-B, Class A, 5.270%, 5/15/2028	221,173
	TOTAL	665,546
	Student Loans—0.1%
194,408	Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	166,376
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $5,403,650)	5,228,895
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.5%
	Commercial Mortgage—0.2%
200,000	BMO Mortgage Trust 2023-5C1, Class A3, 6.534%, 8/15/2056	200,482
200,000	BMO Mortgage Trust 2023-C4, Class A5, 5.116%, 2/15/2056	182,347
	TOTAL	382,829
	Federal Home Loan Mortgage Corporation—0.3%
17,345	Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025	16,947
235,694	Federal Home Loan Mortgage Corp. REMIC, Series K106, Class A1, 1.783%, 10/25/2029	205,642
350,000	Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	322,605
	TOTAL	545,194
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,027,042)	928,023
	COLLATERALIZED MORTGAGE OBLIGATIONS—0.4%
	Commercial Mortgage—0.3%
150,000	Bank 2023-BNK46, Class A4, 5.745%, 8/15/2056	142,652
190,000	Bank, Class A4, 3.488%, 11/15/2050	170,166
200,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	181,062
	TOTAL	493,880
	Federal Home Loan Mortgage Corporation—0.0%
1,538	Federal Home Loan Mortgage Corp. REMIC, Series 2497, Class JH, 6.000%, 9/15/2032	1,544
	Federal National Mortgage Association—0.0%
228	Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	221
	Non-Agency Mortgage—0.1%
16	Bear Stearns Mortgage Securities, Inc. 1997-6, Class 1A, 7.051%, 3/25/2031	16
385,300	GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	307,818
	TOTAL	307,834
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $904,552)	803,479
	MORTGAGE-BACKED SECURITIES—0.2%
	Federal Home Loan Mortgage Corporation—0.0%
19,867	Federal Home Loan Mortgage Corp., Pool G07801, 4.000%, 10/1/2044	17,742
	Federal National Mortgage Association—0.2%
5,090	Federal National Mortgage Association, Pool 357761, 5.500%, 5/1/2035	5,028
545	Federal National Mortgage Association, Pool 728709, 5.500%, 7/1/2033	539
20,549	Federal National Mortgage Association, Pool 932864, 4.000%, 12/1/2040	18,574
35,232	Federal National Mortgage Association, Pool AB7859, 3.500%, 2/1/2043	30,499
27,224	Federal National Mortgage Association, Pool AD6938, 4.500%, 6/1/2040	25,338

Shares or Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 12,432		Federal National Mortgage Association, Pool AQ0945, 3.000%, 11/1/2042	$ 10,499
15,369		Federal National Mortgage Association, Pool AT2127, 3.000%, 4/1/2043	12,987
8,080		Federal National Mortgage Association, Pool AT7861, 3.000%, 6/1/2028	7,694
14,605		Federal National Mortgage Association, Pool BM4388, 4.000%, 8/1/2048	12,890
7,976		Federal National Mortgage Association, Pool BM5024, 3.000%, 11/1/2048	6,520
10,525		Federal National Mortgage Association, Pool BM5246, 3.500%, 11/1/2048	8,912
12,668		Federal National Mortgage Association, Pool CA0833, 3.500%, 12/1/2047	10,754
9,587		Federal National Mortgage Association, Pool CA4427, 3.000%, 10/1/2049	7,697
7,018		Federal National Mortgage Association, Pool FM0008, 3.500%, 8/1/2049	5,931
20,824		Federal National Mortgage Association, Pool FM1000, 3.000%, 4/1/2047	17,102
9,499		Federal National Mortgage Association, Pool FM1221, 3.500%, 7/1/2049	8,049
14,973		Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	14,403
17,880		Federal National Mortgage Association, Pool MA0666, 4.500%, 3/1/2041	16,603
21,320		Federal National Mortgage Association, Pool MA1430, 3.000%, 5/1/2043	17,980
20,181		Federal National Mortgage Association, Pool MA2803, 2.500%, 11/1/2031	18,459
		TOTAL	256,458
		Government National Mortgage Association—0.0%
12,182		Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	10,672
7,787		Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	7,012
		TOTAL	17,684
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $338,390)	291,884
		GOVERNMENT AGENCY—0.1%
		Federal National Mortgage Association—0.1%
250,000		Federal National Mortgage Association Notes, 0.625%, 4/22/2025 (IDENTIFIED COST $249,846)	233,661
		MUNICIPAL BOND—0.0%
30,000		Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $32,709)	29,394
		EXCHANGE-TRADED FUNDS—7.7%
40,700		iShares Core MSCI Emerging Markets ETF	1,869,758
182,000	[5]	iShares MSCI EAFE ETF	12,179,440
		Total Exchange-Traded Funds (IDENTIFIED COST $14,149,904)	14,049,198
		INVESTMENT COMPANIES—18.5%
1,374		Bank Loan Core Fund	11,935
176,841		Emerging Markets Core Fund	1,340,455
3,291,902		Federated Hermes Government Obligations Fund, Premier Shares, 5.26%[6]	3,291,902
3,211,181		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.45%[6]	3,211,181
339,665		High Yield Bond Core Fund	1,762,861
2,554,872		Mortgage Core Fund	19,749,158
516,264		Project and Trade Finance Core Fund	4,527,637
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $37,849,461)	33,895,129
		TOTAL INVESTMENT IN SECURITIES—101.3% (IDENTIFIED COST $187,553,911)	186,058,227
		OTHER ASSETS AND LIABILITIES - NET—(1.3)%[7]	(2,365,191)
		TOTAL NET ASSETS—100%	$183,693,036

At October 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Long Bond Long Futures	2	$218,875	December 2023	$(21,635)
United States Treasury Notes 2-Year Long Futures	26	$5,262,969	December 2023	$(18,958)
United States Treasury Notes 5-Year Long Futures	61	$6,373,070	December 2023	$(120,302)
United States Treasury Notes 10-Year Long Futures	13	$1,380,234	December 2023	$(48,030)
United States Treasury Notes 10-Year Ultra Long Futures	15	$1,632,422	December 2023	$(101,802)
Short Futures:
United States Treasury Ultra Bond Short Futures	12	$1,350,750	December 2023	$190,960
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(119,767)
The average notional value of long and short futures contracts held by the Fund throughout the period was $17,666,697 and $1,579,340, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended October 31, 2023, were as follows:
Affiliates	Value as of 7/31/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 10/31/2023	Shares Held as of 10/31/2023	Dividend Income
Bank Loan Core Fund	$11,640	$297	$—	$(2)	$—	$11,935	1,374	$293
Emerging Markets Core Fund	$1,790,027	$31,335	$(382,000)	$(111,638)	$12,731	$1,340,455	176,841	$31,236
Federated Hermes Government Obligations Fund, Premier Shares*	$404,597	$59,141,574	$(56,254,269)	$—	$—	$3,291,902	3,291,902	$17,562
Federated Hermes Institutional Prime Value Obliga- tions Fund, Institutional Shares	$2,602,447	$11,672,841	$(11,064,305)	$(241)	$439	$3,211,181	3,211,181	$40,662
High Yield Bond Core Fund	$1,929,131	$31,171	$(123,000)	$(70,317)	$(4,124)	$1,762,861	339,665	$31,532
Mortgage Core Fund	$21,650,227	$1,166,180	$(1,515,000)	$(1,460,491)	$(91,758)	$19,749,158	2,554,872	$234,583
Project and Trade Finance Core Fund	$4,440,858	$76,503	$—	$10,276	$—	$4,527,637	516,264	$83,134
TOTAL OF AFFILIATED TRANSACTIONS	$32,828,927	$72,119,901	$(69,338,574)	$(1,632,413)	$(82,712)	$33,895,129	10,092,099	$439,002

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Perpetual Bond Security. The maturity date reflects the next call date.
4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of October 31, 2023, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$3,227,752	$3,291,902

6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).

◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$97,714,766	$—	$—	$97,714,766
International	4,353,529	—	—	4,353,529
Debt Securities:
Corporate Bonds	—	19,347,473	—	19,347,473
U.S. Treasuries	—	9,182,796	—	9,182,796
Asset-Backed Securities	—	5,228,895	—	5,228,895
Commercial Mortgage-Backed Securities	—	928,023	—	928,023
Collateralized Mortgage Obligations	—	803,479	—	803,479
Mortgage-Backed Securities	—	291,884	—	291,884
Government Agencies	—	233,661	—	233,661
Municipal Bonds	—	29,394	—	29,394
Exchange-Traded Funds	14,049,198	—	—	14,049,198
Investment Companies[1]	29,367,492	—	—	33,895,129
TOTAL SECURITIES	$145,484,985	$36,045,605	$—	$186,058,227
Other Financial Instruments:[2]
Assets	$190,960	$—	$—	$190,960
Liabilities	(310,727)	—	—	(310,727)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(119,767)	$—	$—	$(119,767)

[1]
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $4,527,637 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade
Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

[2]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate